Borrowings - Additional Information (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [table]
Borrowings	€ 552,648	€ 628,938	€ 664,751
Revolving Lines
Disclosure of terms and conditions of share-based payment arrangement [table]
Borrowings	€ 100,000
Term of borrowings	7 years
ESG target affecting interest rate, raw materials, as a percent	50.00%
ESG target affecting interest rate, renewable energy, as a percent	100.00%